Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Dynamic Capital Appreciation Portfolio

March 31, 2020

VIPDCA-QTLY-0520
1.799855.116

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATION SERVICES - 12.0%
Entertainment - 2.2%
Activision Blizzard, Inc.	30,400	$1,808,192
CD Projekt RED SA	400	27,549
Electronic Arts, Inc. (a)	10,000	1,001,700
		2,837,441
Interactive Media & Services - 8.5%
Alphabet, Inc.:
Class A (a)	2,200	2,556,290
Class C (a)	2,244	2,609,346
Facebook, Inc. Class A (a)	22,300	3,719,640
Tencent Holdings Ltd.	40,800	2,016,647
Wise Talent Information Technology Co. Ltd. (a)	76,600	153,177
		11,055,100
Media - 0.1%
Nexstar Broadcasting Group, Inc. Class A	3,600	207,828
Wireless Telecommunication Services - 1.2%
Sprint Corp. (a)	73,400	632,708
T-Mobile U.S., Inc. (a)	11,000	922,900
		1,555,608

TOTAL COMMUNICATION SERVICES		15,655,977

CONSUMER DISCRETIONARY - 11.8%
Automobiles - 0.8%
Ferrari NV	6,200	945,934
Tesla, Inc. (a)	210	110,040
		1,055,974
Diversified Consumer Services - 0.5%
Laureate Education, Inc. Class A (a)	56,500	593,815
Hotels, Restaurants & Leisure - 0.8%
Starbucks Corp.	14,800	972,952
Household Durables - 1.6%
D.R. Horton, Inc.	39,000	1,326,000
NVR, Inc. (a)	305	783,579
		2,109,579
Internet & Direct Marketing Retail - 5.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	10,300	2,003,144
Amazon.com, Inc. (a)	2,000	3,899,440
Fiverr International Ltd. (b)	1,100	27,687
Pinduoduo, Inc. ADR (a)	4,100	147,723
The Booking Holdings, Inc. (a)	750	1,008,990
		7,086,984
Leisure Products - 0.1%
Peloton Interactive, Inc. Class A (a)	6,600	175,230
Specialty Retail - 1.4%
Five Below, Inc. (a)	5,900	415,242
National Vision Holdings, Inc. (a)	13,000	252,460
Ross Stores, Inc.	13,600	1,182,792
		1,850,494
Textiles, Apparel & Luxury Goods - 1.2%
Anta Sports Products Ltd.	43,000	312,038
Capri Holdings Ltd. (a)	9,400	101,426
LVMH Moet Hennessy Louis Vuitton SE	1,600	586,802
LVMH Moet Hennessy Louis Vuitton SE	1,000	373,900
PVH Corp.	2,100	79,044
Tapestry, Inc.	5,700	73,815
		1,527,025

TOTAL CONSUMER DISCRETIONARY		15,372,053

CONSUMER STAPLES - 5.4%
Beverages - 1.1%
Kweichow Moutai Co. Ltd. (A Shares)	2,523	395,772
Monster Beverage Corp. (a)	17,200	967,672
		1,363,444
Food & Staples Retailing - 0.1%
Performance Food Group Co. (a)	7,600	187,872
Household Products - 3.6%
Energizer Holdings, Inc.	32,100	971,025
Procter & Gamble Co.	27,200	2,992,000
Reckitt Benckiser Group PLC	10,100	769,374
		4,732,399
Personal Products - 0.6%
Coty, Inc. Class A	1	5
Estee Lauder Companies, Inc. Class A	4,700	748,898
		748,903

TOTAL CONSUMER STAPLES		7,032,618

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Hess Corp.	33,500	1,115,550
Reliance Industries Ltd.	14,100	208,432
		1,323,982
FINANCIALS - 7.2%
Banks - 1.4%
Citigroup, Inc.	8,500	358,020
M&T Bank Corp.	11,800	1,220,474
Wells Fargo & Co.	6,900	198,030
		1,776,524
Capital Markets - 1.6%
CME Group, Inc.	8,600	1,487,026
Morningstar, Inc.	5,100	592,875
XP, Inc. Class A (a)	1,600	30,864
		2,110,765
Consumer Finance - 0.5%
Capital One Financial Corp.	12,000	605,040
Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc. Class B (a)	18,200	3,327,506
Insurance - 1.2%
Aon PLC	7,000	1,155,280
Arthur J. Gallagher & Co.	5,000	407,550
		1,562,830

TOTAL FINANCIALS		9,382,665

HEALTH CARE - 17.0%
Biotechnology - 4.7%
AbbVie, Inc.	39,000	2,971,410
Applied Therapeutics, Inc. (a)	800	26,152
BioNTech SE ADR (a)(b)	3,900	227,760
Galapagos Genomics NV sponsored ADR (a)(b)	2,400	470,208
Innovent Biolgics, Inc. (a)(c)	30,500	127,266
Neurocrine Biosciences, Inc. (a)	7,500	649,125
Regeneron Pharmaceuticals, Inc. (a)	3,500	1,709,015
		6,180,936
Health Care Equipment & Supplies - 1.7%
Danaher Corp.	2,300	318,343
Haemonetics Corp. (a)	4,700	468,402
Intuitive Surgical, Inc. (a)	2,100	1,039,941
Nevro Corp. (a)	300	29,994
Penumbra, Inc. (a)	1,900	306,527
		2,163,207
Health Care Providers & Services - 2.0%
Guardant Health, Inc. (a)	1,000	69,600
HealthEquity, Inc. (a)	6,500	328,835
UnitedHealth Group, Inc.	9,000	2,244,420
		2,642,855
Health Care Technology - 0.4%
Inspire Medical Systems, Inc. (a)	2,200	132,616
Veeva Systems, Inc. Class A (a)	2,600	406,562
		539,178
Life Sciences Tools & Services - 2.9%
10X Genomics, Inc. (a)	1,500	93,480
Bruker Corp.	17,500	627,550
Codexis, Inc. (a)	12,000	133,920
Mettler-Toledo International, Inc. (a)	1,100	759,561
Nanostring Technologies, Inc. (a)	3,700	88,985
Thermo Fisher Scientific, Inc.	7,200	2,041,920
		3,745,416
Pharmaceuticals - 5.3%
AstraZeneca PLC sponsored ADR	50,500	2,255,330
Eli Lilly & Co.	13,400	1,858,848
Horizon Pharma PLC (a)	26,800	793,816
Perrigo Co. PLC	600	28,854
Sanofi SA	11,200	969,639
Zoetis, Inc. Class A	8,600	1,012,134
		6,918,621

TOTAL HEALTH CARE		22,190,213

INDUSTRIALS - 4.7%
Aerospace & Defense - 0.3%
HEICO Corp. Class A	6,400	408,960
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	3,100	164,579
Electrical Equipment - 0.6%
Generac Holdings, Inc. (a)	7,600	708,092
Machinery - 1.1%
ESCO Technologies, Inc.	2,400	182,184
Gardner Denver Holdings, Inc. (a)	49,900	1,237,520
		1,419,704
Professional Services - 1.0%
Experian PLC	36,553	1,015,857
TransUnion Holding Co., Inc.	4,700	311,046
		1,326,903
Road & Rail - 1.6%
Rumo SA (a)	109,500	414,094
Uber Technologies, Inc.	59,800	1,669,616
		2,083,710

TOTAL INDUSTRIALS		6,111,948

INFORMATION TECHNOLOGY - 33.6%
Electronic Equipment & Components - 0.6%
Keyence Corp.	1,200	388,710
Zebra Technologies Corp. Class A (a)	1,900	348,840
		737,550
IT Services - 8.1%
Adyen BV (a)(c)	100	84,225
Black Knight, Inc. (a)	20,500	1,190,230
Booz Allen Hamilton Holding Corp. Class A	3,000	205,920
CACI International, Inc. Class A (a)	3,945	832,987
Edenred SA	3,400	141,098
Fiserv, Inc. (a)	12,900	1,225,371
MongoDB, Inc. Class A (a)	3,400	464,236
Square, Inc. (a)	13,100	686,178
Visa, Inc. Class A	35,816	5,770,674
		10,600,919
Semiconductors & Semiconductor Equipment - 9.0%
ASML Holding NV	4,300	1,125,052
Enphase Energy, Inc. (a)	5,100	164,679
Lam Research Corp.	3,700	888,000
Micron Technology, Inc. (a)	21,100	887,466
Monolithic Power Systems, Inc.	500	83,730
NVIDIA Corp.	13,800	3,637,680
NXP Semiconductors NV	20,000	1,658,600
Qualcomm, Inc.	40,800	2,760,120
SolarEdge Technologies, Inc. (a)	1,300	106,444
Universal Display Corp.	2,900	382,162
		11,693,933
Software - 13.3%
Adobe, Inc. (a)	12,400	3,946,176
Cloudflare, Inc. (a)	3,200	75,136
Manhattan Associates, Inc. (a)	5,600	278,992
Microsoft Corp.	68,600	10,818,903
Salesforce.com, Inc. (a)	15,900	2,289,282
		17,408,489
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	13,490	3,430,372

TOTAL INFORMATION TECHNOLOGY		43,871,263

MATERIALS - 2.5%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	3,800	758,518
Albemarle Corp. U.S. (b)	3,100	174,747
Sherwin-Williams Co.	2,200	1,010,944
		1,944,209
Metals & Mining - 1.0%
Barrick Gold Corp.	72,100	1,320,872

TOTAL MATERIALS		3,265,081

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.1%
American Tower Corp.	13,900	3,026,725
Prologis, Inc.	13,500	1,084,995
		4,111,720
UTILITIES - 1.0%
Electric Utilities - 0.3%
NextEra Energy, Inc.	1,400	336,868
Water Utilities - 0.7%
American Water Works Co., Inc.	7,700	920,612

TOTAL UTILITIES		1,257,480

TOTAL COMMON STOCKS
(Cost $117,189,553)		129,575,000

Nonconvertible Preferred Stocks - 0.7%
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleo Brasileiro SA - Petrobras sponsored ADR
(Cost $2,537,797)	159,100	875,050

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.29% (d)	322,845	322,942
Fidelity Securities Lending Cash Central Fund 0.28% (d)(e)	697,698	697,838
TOTAL MONEY MARKET FUNDS
(Cost $1,020,732)		1,020,780
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $120,748,082)		131,470,830
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(1,048,738)
NET ASSETS - 100%		$130,422,092

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $211,491 or 0.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,779
Fidelity Securities Lending Cash Central Fund	17,392
Total	$20,171

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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